Income (expenses) by nature (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses			R$ (759,931)	R$ (711,401)
Costs of raw materials, materials and services			(5,118,397)	(5,336,373)
Logistics cost			(2,201,398)	(2,129,684)
Depreciation, depletion and amortization			(3,558,672)	(3,144,107)
Other (1)			(154,711)	(875,290)
Total	R$ (6,093,239)	R$ (6,228,181)	(11,793,109)	(12,196,855)
Personnel expenses			(152,841)	(126,331)
Services			(104,965)	(62,108)
Logistics cost			(570,533)	(516,380)
Depreciation and amortization			(478,818)	(475,228)
Other (2)			(46,311)	(51,115)
Total	700,053	626,809	1,353,468	1,231,162
Personnel expenses			(661,716)	(489,463)
Services			(208,933)	(171,346)
Depreciation and amortization			(69,204)	(55,014)
Other (3)			(120,893)	(101,620)
Total	557,771	427,208	1,060,746	817,443
Rents and leases			504	1,476
Results from sales of other products, net			38,121	48,312
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net			(124,424)	(111,195)
Gain on fair value adjustments			539,003	1,256,315	R$ 1,989,831
Depletion and amortization			(4,086)	80,833
Provision for judicial liabilities			(56,307)	(71,878)
Other operating income (expenses), net			31,159	(19,874)
Total			423,970	1,183,989
Other operating (expenses) income, net	R$ 464,180	R$ 1,205,293	423,971	1,183,989
Cost Of Sales , Idle Capacity And Maintenance			R$ 126,392	R$ 411,718